SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED STATEMENTS OF INCOME
Selling and administrative expenses	$ 505	$ 527	$ 691	$ 678	$ 648
Interest and net investment loss (income)	(7)	(6)	(8)	(7)	(11)
Loss on extinguishment of debt	65			55
(Loss) Income from Continuing Operations before Income Taxes	48	88	86	(26)	(13)
(Benefit) Provision for income taxes	26	43	43	(8)	(6)
(Loss) Income from Continuing Operations	22	44	42	(18)	(7)
Net (Loss) Income	(76)	(489)	(507)	(714)	46
Total Comprehensive (Loss) Income	(82)	(488)	(507)	(701)	57
Parent Issuer
CONDENSED STATEMENTS OF INCOME
Selling and administrative expenses			1	1
Interest and net investment loss (income)					(7)
Loss on extinguishment of debt					(1)
(Loss) Income from Continuing Operations before Income Taxes			(1)	(1)	8
(Benefit) Provision for income taxes					3
(Loss) Income from Continuing Operations			(1)	(1)	5
Equity in earnings of subsidiaries (net of tax)			(506)	(713)	41
Net (Loss) Income			(507)	(714)	46
Total Comprehensive (Loss) Income			$ (507)	$ (701)	$ 57